UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	August 12, 2009

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	62

Form 13F Information Table Value Total:  	$184,940,000

Bainco International Investors
June 30, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2121   134405 SH       SOLE                   134405
AT&T Inc                       COM              00206R102     4974   200232 SH       SOLE                   200232
Apple Inc                      COM              037833100     4420    31032 SH       SOLE                    31032
Baker Hughes                   COM              057224107     3575    98100 SH       SOLE                    98100
Bank of America                COM              060505104      240    18217 SH       SOLE                    18217
Baxter International Inc       COM              071813109     6051   114250 SH       SOLE                   114250
Berkshire Hathaway Cl A        COM              084670108      270        3 SH       SOLE                        3
Bristol Myers Co               COM              110122108     4812   236950 SH       SOLE                   236950
CACI International Inc.        COM              127190304      811    19000 SH       SOLE                    19000
CVS Caremark Corp              COM              126650100     5131   161005 SH       SOLE                   161005
Carnival Corporation           COM              143658300     2216    85975 SH       SOLE                    85975
Charles Schwab Corp            COM              808513105     4607   262650 SH       SOLE                   262650
Chevron Texaco Corp.           COM              166764100      252     3800 SH       SOLE                     3800
Cisco Systems Inc              COM              17275R102     4828   259033 SH       SOLE                   259033
Citigroup Inc                  COM              172967101       70    23734 SH       SOLE                    23734
Consumer Discretionary Sector  COM              81369y407     2372   102765 SH       SOLE                   102765
Consumer Staples Sector SPDR   COM              81369y308      243    10550 SH       SOLE                    10550
Covidien Plc                   COM              g2554f105     4502   120242 SH       SOLE                   120242
Elan Corporation               COM              284131208      175    27450 SH       SOLE                    27450
Energy Select Sector SPDR      COM              81369y506      252     5250 SH       SOLE                     5250
Exxon Mobil Corp               COM              30231g102     1414    20223 SH       SOLE                    20223
General Electric               COM              369604103      327    27905 SH       SOLE                    27905
Healthgate Data Corp. Com New  COM              42222h304        1    56666 SH       SOLE                    56666
Honeywell International Inc.   COM              438516106     2342    74600 SH       SOLE                    74600
IBM                            COM              459200101     5049    48350 SH       SOLE                    48350
Intel Corporation              COM              458140100      547    33025 SH       SOLE                    33025
JP Morgan Chase                COM              46625h100     3769   110497 SH       SOLE                   110497
Johnson & Johnson              COM              478160104    23129   407205 SH       SOLE                   407205
Juniper Networks Inc           COM              48203r104     1193    50548 SH       SOLE                    50548
Kohl's Corporation             COM              500255104     2616    61200 SH       SOLE                    61200
Kulicke & Soffa Industries     COM              501242101       49    14400 SH       SOLE                    14400
Lawson Software                COM              52078P102      123    22000 SH       SOLE                    22000
Loews Corp                     COM              540424108     2496    91100 SH       SOLE                    91100
Marathon Oil Corp              COM              565849106     4311   143075 SH       SOLE                   143075
Maxim Integrated Prods.        COM              57772K101      872    55560 SH       SOLE                    55560
Merck                          COM              589331107      200     7156 SH       SOLE                     7156
Microsoft Corp                 COM              594918104     6585   277015 SH       SOLE                   277015
Mobilepro Corp.                COM              60742e205        0   450000 SH       SOLE                   450000
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     3177    59175 SH       SOLE                    59175
Office Depot                   COM              676220106       75    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     6113   285400 SH       SOLE                   285400
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Philip Morris International    COM              718172109     4695   107625 SH       SOLE                   107625
Raytheon Co                    COM              755111507     2820    63475 SH       SOLE                    63475
S&P 500 Depository Receipt (Sp COM              78462F103     1675    18218 SH       SOLE                    18218
Starent Networks Corp          COM              85528p108     3554   145590 SH       SOLE                   145590
Supertex Inc                   COM              868532102      703    28000 SH       SOLE                    28000
TJX Companies Inc              COM              872540109     3118    99125 SH       SOLE                    99125
Total Fina SA Sponsored ADR    COM              89151E109     6295   116075 SH       SOLE                   116075
Tyler Technologies Inc.        COM              902252105    24014  1537381 SH       SOLE                  1537381
Vanguard FTSE All-World Ex-US  COM              922042775     3629   101071 SH       SOLE                   101071
Vanguard Total Stock Mkt ETF   COM              922908769     1792    38720 SH       SOLE                    38720
Wal-Mart Stores                COM              931142103     4896   101070 SH       SOLE                   101070
Waste Management Inc           COM              94106l109     4705   167075 SH       SOLE                   167075
Windstream Corp                COM              97381w104     3358   401725 SH       SOLE                   401725
iBasis, Inc                    COM              450732201       57    43333 SH       SOLE                    43333
iShares DJ US Energy Index Fun COM              464287796      215     7510 SH       SOLE                     7510
iShares Dow Jones US Total Mar COM              464287846      386     8490 SH       SOLE                     8490
iShares MSCI EAFE Index Fund   COM              464287465      504    10992 SH       SOLE                    10992
iShares MSCI Emerging Markets  COM              464287234     2099    65127 SH       SOLE                    65127
iShares MSCI Japan             COM              464286848      115    12200 SH       SOLE                    12200